CONSOLIDATED STATEMENTS OF CASH FLOWS 2 ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Less: Cash, cash equivalents and restricted cash of discontinued operations	¥ 62,588	$ 8,815	¥ 175,438	¥ 301,204
Cash, cash equivalents and restricted cash at the end of the year from continuing operations	¥ 227,264	$ 32,010	¥ 198,529	¥ 122,817